                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 1998

Check here if Amendment [ X ]; Amendment Number: 1

This Amendment (Check only one.):   [ X ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Grafenauweg 4
         Zug, Switzerland CH-6301

Form 13F File Number:                      28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel Bugmann
Title:           SIGNING AUTHORITY
                 ----------------
Phone:           (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ DANIEL BUGMANN                               Zug, Switzerland,  18  May 1999
--------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[XX] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Name

         Biotech Focus S.A.

         Biotech Invest S.A.





                                                      -2-
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total:$716,185
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                      Name

         1                        Biotech Focus S.A.

         2                        Biotech Invest S.A.





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                                 BB BIOTECH AG

30-JUN-98                 FORM 13F  INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------
                                                                                                COLUMN 5:
                                                                                  ------------------------------------
                                                                  COLUMN 4:
  COLUMN 1:                 COLUMN 2:       COLUMN 3:               VALUE
NAME OF ISSUER            TITLE OF CLASS      CUSIP               (X$1,000)        SHRS OR         SH/       PUT/
                                                                                   PRN AMT         PRN       CALL

----------------------------------------------------------------------------------------------------------------------
Alexion                 Common Stock        01535110        $         18,241      1,824,113        SH
Pharmaceuticals
Inc.
----------------------------------------------------------------------------------------------------------------------
Ariad                   Common Stock        04033A10        $          8,092      2,273,000        SH
Pharmaceuticals
Inc.
----------------------------------------------------------------------------------------------------------------------
Aurora                  Common Stock        05192010        $          8,358      1,421,500        SH
Biosciences,
Inc.
----------------------------------------------------------------------------------------------------------------------
Aviron                  Common Stock        05376210        $         82,818      2,655,286        SH
----------------------------------------------------------------------------------------------------------------------
Biochem                 Common Stock        09058T10        $        182,519      6,887,500        SH
Pharma,
Inc.
----------------------------------------------------------------------------------------------------------------------
Clinichem               Common Stock        18690610        $            990        172,188        SH
Development, Inc.
----------------------------------------------------------------------------------------------------------------------
CV                      Common Stock        12666710        $         16,998      1,969,647        SH
Therapeutics,
Inc.
----------------------------------------------------------------------------------------------------------------------
Genzyme                 Common Stock        37291710        $         29,777      1,165,000        SH
Corporation
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                                 COLUMN 8:
                        COLUMN 6:         COLUMN 7:           VOTING AUTHORITY
                        INVESTMENT     OTHER MANAGERS    -----------------------------
  COLUMN 1:             DISCTRETION
NAME OF ISSUER                                             SOLE        SHARED    NONE


----------------------------------------------------------------------------------------
Alexion                   DEFINED                         1,824,113      NONE     NONE
Pharmaceuticals
Inc.
----------------------------------------------------------------------------------------
Ariad                     DEFINED                         2,273,000      NONE     NONE
Pharmaceuticals
Inc.
----------------------------------------------------------------------------------------
Aurora                    DEFINED                         1,421,500      NONE     NONE
Biosciences,
Inc.
----------------------------------------------------------------------------------------
Aviron                    DEFINED            2            2,655,286      NONE     NONE
----------------------------------------------------------------------------------------
Biochem                   DEFINED            1            6,887,500      NONE     NONE
Pharma,
Inc.
----------------------------------------------------------------------------------------
Clinichem                 DEFINED            1              172,188      NONE     NONE
Development, Inc.
----------------------------------------------------------------------------------------
CV                        DEFINED                         1,969,647      NONE     NONE
Therapeutics,
Inc.
----------------------------------------------------------------------------------------
Genzyme                   DEFINED            1            1,165,000      NONE     NONE
Corporation
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
La Jolla                Common Stock        50345910        $         10,574      3,021,000        SH
Pharmaceutical
Company
-----------------------------------------------------------------------------------------------------------
MedImmune,              Common Stock        58469910        $        238,167      3,818,000        SH
Inc.
-----------------------------------------------------------------------------------------------------------
Sugen, Inc.             Common Stock        86504110        $          8,678        534,000        SH
-----------------------------------------------------------------------------------------------------------
Synsorb                 Common Stock        87160V10        $         10,452      2,115,810        SH
Biotech, Inc.
-----------------------------------------------------------------------------------------------------------
Transkaryotic           Common Stock        89373510        $         72,396      2,811,500        SH
Therapies, Inc.
-----------------------------------------------------------------------------------------------------------
Vertex                  Common Stock        92532F10        $         28,125      1,250,000        SH
Pharmaceuticals,
Inc.
-----------------------------------------------------------------------------------------------------------
COLUMN                                                      $        716,185
 TOTALS
-----------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
La Jolla                                      DEFINED                         3,021,000      NONE     NONE
Pharmaceutical
Company
---------------------------------------------------------------------------------------------------------------
MedImmune,                                    DEFINED            1            3,818,000      NONE     NONE
Inc.
---------------------------------------------------------------------------------------------------------------
Sugen, Inc.                                   DEFINED                           534,000      NONE     NONE
---------------------------------------------------------------------------------------------------------------
Synsorb                                       DEFINED                         2,115,810      NONE     NONE
Biotech, Inc.
---------------------------------------------------------------------------------------------------------------
Transkaryotic                                 DEFINED            2            2,811,500      NONE     NONE
Therapies, Inc.
---------------------------------------------------------------------------------------------------------------
Vertex                                        DEFINED            2            1,250,000      NONE     NONE
Pharmaceuticals,
Inc.
---------------------------------------------------------------------------------------------------------------
COLUMN
 TOTALS
---------------------------------------------------------------------------------------------------------------